Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Cash	$ 3,505,454	$ 2,016,315
Accounts receivable
Crude oil and natural gas	2,103,341	2,862,945
Other	90,163	201,669
Short-term derivative instrument asset	391,488
Prepaid expenses and other current assets	722,002	395,204
Total current assets	6,812,448	5,476,133
Crude oil and natural gas properties, successful efforts method:
Proved properties	94,189,372	64,799,213
Accumulated depreciation, depletion, amortization and impairment	(352,127)	(9,592,296)
Total oil and natural gas properties, net	93,837,245	55,206,917
Other property, plant and equipment, net		83,004
Operating lease assets, net of accumulated depreciation		126,678
Note and interest receivable – related party		3,809,003
Other noncurrent assets		6,668
Long-term derivative instrument asset	76,199
Total assets	100,725,892	64,708,403
Current liabilities
Accounts payable	4,795,208	1,218,054
Accrued liabilities and other	4,422,183	1,128,671
Revenue and royalties payable	461,773	617,163
Revenue and royalties payable – related parties	1,523,138
Deferred underwriting fee payable	1,300,000
Short-term derivative instrument liabilities		1,191,354
Related party notes payable, net of discount	2,359,048
Current portion of operating lease liabilities		70,232
Current portion of long-term debt	4,157,602
Forward purchase agreement liability	1,094,097
Total current liabilities	20,113,049	4,225,474
Long-term debt, net of current portion and discount	37,486,206	26,750,000
Warrant liability	4,777,971
Deferred tax liability	6,163,140
Operating lease liabilities		58,921
Asset retirement obligations	904,297	4,494,761
Other liabilities	675,000	675,000
Total for non-current liabilities	50,006,614	31,978,682
Total liabilities	70,119,663	36,204,156
Commitments and Contingencies (Note 6)
Stockholders’ equity
Preferred stock, $0.0001 par value; 1,000,000 authorized shares, 0 shares issued and outstanding at December 31, 2023 and December 31, 2022, respectively
Additional paid-in capital	16,317,856
Owners’ equity		28,504,247
Accumulated deficit	(19,118,745)
Total stockholders’ (deficit) equity attributable to HNR Acquisition Corp.	(2,800,185)	28,504,247
Noncontrolling interest	33,406,414
Total stockholders’ equity	30,606,229	28,504,247
Total liabilities and stockholders’ equity	100,725,892	64,708,403
Class A Common Stock
Stockholders’ equity
Common stock value	524
Class B Common Stock
Stockholders’ equity
Common stock value	$ 180